Share-based Payments - Board LTIP share awards 2022 (Details) - Board LTIP 2022 - EquityInstruments	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payments
Beginning balance	40,706	0
Change	(3,570)	40,706
End balance	37,136	40,706
Elmar Schnee
Share-Based Payments
Beginning balance	13,926	0
Change		13,926
End balance	13,926	13,926
Hilde Furberg
Share-Based Payments
Beginning balance	5,356	0
Change		5,356
End balance	5,356	5,356
Diane Parks
Share-Based Payments
Beginning balance	5,356	0
Change		5,356
End balance	5,356	5,356
Molly Henderson
Share-Based Payments
Beginning balance	5,356	0
Change	(3,570)	5,356
End balance	1,786	5,356
Henrik Stenqvist
Share-Based Payments
Beginning balance	5,356	0
Change		5,356
End balance	5,356	5,356
Elisabeth Bjrk
Share-Based Payments
Beginning balance	5,356	0
Change		5,356
End balance	5,356	5,356